Condensed Parent Company Financial Information (Condensed Statements of Cash Flows) (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net income	$ 1,389,000	$ 1,503,000	$ 1,903,000	$ 1,122,000	$ 1,047,000	$ 1,038,000	$ 1,325,000	$ 901,000	$ 5,916,885	$ 4,311,498	$ 4,641,204
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization									625,380	701,025	649,056
Discount accretion on junior subordinated defferable interest debentures									(1,495,486)
(Increase) decrease in other assets									1,613,031	1,224,349	(446,316)
Net cash provided by operating activities									6,886,849	4,834,441	5,097,319
Net cash (used in) investing activities, investing activities operating activities									30,743,890	2,007,798	(18,143,829)
Cash flows from financing activities:
Purchase of treasury stock									(926,328)	(1,136,430)	(72,200)
Proceeds from sale of treasury shares									14,143	12,443	13,604
Cash dividends paid									(1,200,815)	(1,193,419)	(689,380)
Net cash provided by (used in) financing activities									(47,062,954)	3,104,883	(14,457,839)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS									(9,432,215)	9,947,122	(27,504,349)
At beginning of year				32,354,580				22,407,458	32,354,580	22,407,458	49,911,807
At end of year	22,922,365				32,354,580				22,922,365	32,354,580	22,407,458
Parent Company [Member]
Cash flows from operating activities:
Net income									5,916,885	4,311,498	4,641,204
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net income of bank subsidiary									(3,493,515)	(1,698,844)	(4,189,119)
Depreciation and amortization									25,622	25,622	25,622
Discount accretion on junior subordinated defferable interest debentures									33,851
(Increase) decrease in other assets									(52,942)	(4,412)	(665,429)
Increase (decrease) in other liabilities, including accrued expenses									(101,261)	(70,785)	201,086
Net cash provided by operating activities									2,328,640	2,563,079	13,364
Payment for acquisition										(1,197,237)
Net cash (used in) investing activities, investing activities operating activities										(1,197,237)
Cash flows from financing activities:
Purchase of treasury stock									(926,328)	(1,136,430)	(72,200)
Proceeds from sale of treasury shares									14,143	12,443	13,604
Cash dividends paid									(1,200,815)	(1,193,419)	(689,380)
Net cash provided by (used in) financing activities									(2,113,000)	(2,317,406)	(747,976)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS									215,640	(951,564)	(734,612)
At beginning of year				$ 118,632				$ 1,070,196	118,632	1,070,196	1,804,808
At end of year	$ 334,272				$ 118,632				$ 334,272	$ 118,632	$ 1,070,196